SUBSEQUENT EVENTS (Details Narrative)																				1 Months Ended	7 Months Ended	12 Months Ended
	Apr. 02, 2025 shares	Jul. 18, 2024	Jul. 15, 2024	Jun. 18, 2024	Jun. 07, 2024 USD ($)	Apr. 12, 2024 $ / shares shares	Apr. 02, 2024 USD ($)	Mar. 27, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($)	Mar. 21, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 22, 2024 $ / shares	Feb. 12, 2024 USD ($)	Feb. 08, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 24, 2024 USD ($)	Jan. 16, 2024 USD ($) shares	Jan. 15, 2024 USD ($) shares	May 25, 2022 USD ($)	Nov. 30, 2023 USD ($)	Aug. 13, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024	Aug. 15, 2024 $ / shares	Apr. 17, 2024 USD ($)	Mar. 20, 2024 EUR (€)
Subsequent Event [Line Items]
Option to purchase additional shares | shares																						135,500
Number of shares, cancelled | shares																						21,500
Stock options outstanding | shares																						114,000
Cash																						$ 1,214,473	$ 141,731
Accrued liabilities																						$ 216,297	$ 9,972
Common stock par value | $ / shares																						$ 0.00001	$ 0.00001
Heidmar Inc [Member] | Forecast [Member]
Subsequent Event [Line Items]
Business combination percentage																								94.34%
MGO Team LLC [Member] | Forecast [Member]
Subsequent Event [Line Items]
Business combination percentage																								5.66%
Settlement Agreement [Member]
Subsequent Event [Line Items]
Total sum cash																				$ 200,000
Cash compensation																				100,000
Cash																				$ 100,000
Accrued liabilities																						$ 200,000
2023 Executive Compensation Plan [Member]
Subsequent Event [Line Items]
Payment of bonus compensation for achievement of milestones									$ 113,470
Loans Payable [Member]
Subsequent Event [Line Items]
Interest rate																			6.51%
Principal amount																			$ 25,000
Payment of principal amount																			$ 539
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares																						50,604
Number of shares cancelled | shares																						7,973
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount										$ 2,658,635
Number of shares, cancelled | shares																					114,000
Stock options outstanding | shares																					0
Offerings cost													$ 100,000,000	$ 100,000,000
Common stock par value | $ / shares												$ 0.00001
Reverse stock split		1-for-10	1-for-10									the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Payments of cash for license										$ 2,000,000	$ 2,000,000
Minimum guarantee obligation payments due | €																											€ 1,500,000
Payment of consideration received									2,000,000
Payment of compensation									$ 221,588
Minimum stockholders equity requirement																										$ 5,000,000
Bid price | $ / shares																									$ 1.00
Subsequent Event [Member] | Heidmar Inc [Member]
Subsequent Event [Line Items]
Business combination description				Holdings shall issue to the HMI Shareholders (i) at the closing of the Business Combination (the “Closing”), a number of Holdings Common Shares equal to (x) the number of the Company’s outstanding shares of common stock on a fully diluted and as-converted basis immediately prior to the effective time of the Merger, times (y) 16.6667, divided by (z) the number of outstanding HMI Shares immediately prior to the HMI Share Acquisition and (ii) after the Closing and upon the satisfaction of certain earnout conditions set forth in the Business Combination Agreement, additional Holdings Common Shares equal to 10% of the shares issued to the Heidmar Shareholders on the Closing.
Subsequent Event [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Offerings cost					$ 1,650,000								$ 1,650,000	$ 1,650,000
Subsequent Event [Member] | Ojeda Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares								10,000
Annual base salary								$ 325,000
Monthly automobile allowance								$ 1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period								5 years
Number of option to purchase shares of common stock | shares								10,000
Percentage of exercise price equal to closing price of common stock								110.00%
Subsequent Event [Member] | Hilfiger Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares								10,000
Annual base salary								$ 250,000
Monthly automobile allowance								$ 1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period								5 years
Number of option to purchase shares of common stock | shares								10,000
Percentage of exercise price equal to closing price of common stock								110.00%
Subsequent Event [Member] | Groves Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares								10,000
Annual base salary								$ 250,000
Monthly automobile allowance								$ 1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period								5 years
Number of option to purchase shares of common stock | shares								10,000
Percentage of exercise price equal to closing price of common stock								110.00%
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock par value | $ / shares						$ 0.00001
Additional shares | shares						182,541
Shares available for future | shares						205,071
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member] | Officers and Consultants [Member]
Subsequent Event [Line Items]
Option to purchase additional shares | shares								30,000
Stock option exercise price per shares | $ / shares								$ 0.41
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member] | Directors Officers Employees And Consultants [Member]
Subsequent Event [Line Items]
Number of shares granted | shares																					389,237
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member] | Two New Employees [Member]
Subsequent Event [Line Items]
Number of shares granted | shares																					69,000
Subsequent Event [Member] | Loans Payable [Member]
Subsequent Event [Line Items]
Interest rate																12.00%
Principal amount																$ 85,000
Payment of principal amount																$ 1,833
Subsequent Event [Member] | Intercompany Demand Note [Member]
Subsequent Event [Line Items]
Interest rate															5.07%
Payment of principal amount															$ 2,658,635
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Option to purchase additional shares | shares	5,000
Number of restricted stock units granted vest and converted into shares of common stock | shares																					59,491
Number of shares cancelled | shares																					6,668
Restricted stock units outstanding | shares																					0
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares cancelled | shares																					32,500
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member] | Directors Officers Employees And Consultants [Member]
Subsequent Event [Line Items]
Number of restricted stock units granted vest and converted into shares of common stock | shares																					58,487
Subsequent Event [Member] | Minimum [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Offerings cost					1,650,000
Subsequent Event [Member] | Minimum [Member] | Ojeda Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary								$ 180,000
Subsequent Event [Member] | Minimum [Member] | Hilfiger Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary								144,000
Subsequent Event [Member] | Minimum [Member] | Groves Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary								$ 130,000
Subsequent Event [Member] | Maximum [Member] | Maxim Group LLC [Member]
Subsequent Event [Line Items]
Offerings cost					$ 3,389,384
Subsequent Event [Member] | Maximum [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Additional shares | shares						451,188
Subsequent Event [Member] | Vincent Ottomanelli [Member]
Subsequent Event [Line Items]
Vesting shares | shares																		10,000
Vesting date																		Jan. 15, 2024
Cash bonus																		$ 13,500
Monthly cash fee																		$ 5,000
Subsequent Event [Member] | Ms Perez [Member]
Subsequent Event [Line Items]
Annual base salary							$ 200,000										$ 165,000
Cash bonus percentage																		20.00%
Granted shares | shares																	5,000
Subsequent Event [Member] | Ms Perez [Member] | Minimum [Member]
Subsequent Event [Line Items]
Cash bonus percentage							20.00%
Subsequent Event [Member] | Ms Perez [Member] | Maximum [Member]
Subsequent Event [Line Items]
Cash bonus percentage							25.00%